UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akana Capital Management, LP

Address:  444 Madison Avenue
          12th Floor
          New York, New York 10022

13F File Number: 28-12203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey P. Weiner
Title:    CFO
Phone:    212-835-9400

Signature, Place and Date of Signing:


 /s/ Jeffrey P. Weiner            New York, New York          August 11, 2008
----------------------          ----------------------        ---------------
     [Signature]                    [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $47,186
                                         (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name

1         28-12204                 Akana Capital Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                    Akana Capital Management, LP
          COLUMN 1                COLUMN 2      COLUMN 3     COL 4        COLUMN 5          COL 6       COL 7         COLUMN 8

                                                            MARKET
                                  TITLE OF        CUSIP      VALUE   SHRS OR SH/ PUT/    INVESTMENT     OTHER     VOTING AUTHORITY
       NAME OF ISSUER              CLASS          NUMBER    (x1000)  PRN AMT PRN CALL    DISCRETION     MNGRS  SOLE    SHARED   NONE
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109    4,653    69500  SH        SHARED-DEFINED   1      0        69500    0
CHINA PETE & CHEM CORP         SPON ADR H SHS   16941R108   13,934   150000  SH        SHARED-DEFINED   1      0       150000    0
CORNING INC                    COM              219350105    8,376   363400  SH        SHARED-DEFINED   1      0       363400    0
GENERAL ELECTRIC CO            COM              369604103      667    25000  SH        SHARED-DEFINED   1      0        25000    0
MORGAN STANLEY CHINA A SH FD   COM              617468103      182     5000  SH        SHARED-DEFINED   1      0         5000    0
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203    5,189   175000  SH        SHARED-DEFINED   1      0       175000    0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    8,929   440700  SH        SHARED-DEFINED   1      0       440700    0
SPDR GOLD TRUST                GOLD SHS         78463V107    5,256    57500  SH        SHARED-DEFINED   1      0        57500    0

SK 25281 0001 907852